Goodwill and Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Goodwill And Other Intangible Assets [Line Items]
Intangible assets amortization expense, Recognized	$ 1,294	$ 1,294	$ 3,883	$ 3,883	$ 5,178	$ 5,178	$ 5,178
Dealer Relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Definite-lived intangibles, Useful life					1 year 1 month 6 days	8 years
Patents [Member]
Goodwill And Other Intangible Assets [Line Items]
Definite-lived intangibles, Useful life					5 years 1 month 6 days	12 years
Trade Names [Member]
Goodwill And Other Intangible Assets [Line Items]
Definite-lived intangibles, Useful life					8 years 1 month 6 days	15 years